Income taxes - Narrative (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Operating Loss Carryforwards [Line Items]
Deferred tax assets, valuation allowance	$ 4,257	$ 4,839
Foreign Tax Authority
Operating Loss Carryforwards [Line Items]
Tax loss carried forward	47,400	48,100
Tax loss carried forward, no expiration date	45,200	45,600
United Kingdom
Operating Loss Carryforwards [Line Items]
Deferred tax assets, valuation allowance	$ 4,300	$ 4,800